Related Party Interest Expenses (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule of Other Related Party Transactions [Line Items]
Related party interest Expense	$ 204,110	$ 186,044
Orbimed Private Investments III, LP
Schedule of Other Related Party Transactions [Line Items]
Related party interest Expense	63,955	58,351
Global Life Science Ventures Fund
Schedule of Other Related Party Transactions [Line Items]
Related party interest Expense	57,709	51,778
Gilde Europe Food & Agribusiness Fund B.V
Schedule of Other Related Party Transactions [Line Items]
Related party interest Expense	54,158	49,921
Forbion B.V
Schedule of Other Related Party Transactions [Line Items]
Related party interest Expense	$ 28,288	$ 25,994